College Loan Corporation Trust II Series 2007-1
Statement to Note Holders
As of and for the collection period ended: 09/30/2007
and the distribution period November 01, 2007 through November 21, 2007

Pursuant to section 11.03 of the Trust Indenture, the following is provided to the trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)
the amount of payments with respect to each series of Notes paid with respect to principal between November 01, 2007 and November 21, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Principal Paid	Payment Date	Determination Date
2007-1	A-1	$0
2007-1	A-2	$0
2007-1	A-3	$0
2007-1	A-4	$0
2007-1	A-5	$0
2007-1	A-6	$16,650,000	11/08/07	10/25/07
2007-1	A-7	$0
2007-1	A-8	$0
2007-1	A-9	$0
2007-1	A-10	$0
2007-1	A-11	$0
2007-1	A-12	$0
2007-1	A-13	$0
2007-1	A-14	$0
2007-1	B-1	$0
2007-1	B-2	$0
2007-1	B-3	$0
2007-1	B-4	$0

(b)
the amount of payments with respect to each series of Notes paid with respect to interest between November 01, 2007 and November 21, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Interest Paid	Payment Date	Determination Date
2007-1	A-1
2007-1	A-2
2007-1	A-3
2007-1	A-4	$140,816	11/06/07	10/25/07
2007-1	A-5	$309,267	11/07/07	10/25/07
2007-1	A-6	$307,106	11/08/07	10/25/07
2007-1	A-7	$333,690	11/09/07	10/25/07
2007-1	A-8	$185,198	11/13/07	10/25/07
2007-1	A-9	$336,570	11/14/07	10/25/07
2007-1	A-10	$307,800	11/15/07	10/25/07
2007-1	A-11	$293,282	11/16/07	10/25/07
2007-1	A-12
2007-1	A-13
2007-1	A-14
2007-1	B-1	$124,660	11/06/07	10/25/07
2007-1	B-2	$126,580	11/07/07	10/25/07
2007-1	B-3	$115,070	11/08/07	10/25/07
2007-1	B-4	$124,660	11/09/07	10/25/07

(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over;

Carry over amounts  $0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of September 2007;

Principal Balance of Financed Student Loans $1,350,046,196

(e)
the aggregate outstanding principal amount of the Notes of each series as of the close of business on November 21st, after giving effect to payments allocated to principal reported under paragraph (a) above;

Series	Class	Outstanding Balance
2007-1	A-1	$ 200,000,000
2007-1	A-2	$ 278,000,000
2007-1	A-3	$ 222,000,000
2007-1	A-4	$ 33,375,000
2007-1	A-5	$ 73,300,000
2007-1	A-6	$ 52,375,000
2007-1	A-7	$ 75,000,000
2007-1	A-8	$ 41,625,000
2007-1	A-9	$ 75,000,000
2007-1	A-10	$ 75,000,000
2007-1	A-11	$ 70,800,000
2007-1	A-12	$ -
2007-1	A-13	$ -
2007-1	A-14	$ 200,000,000
2007-1	B-1	$ 25,000,000
2007-1	B-2	$ 25,000,000
2007-1	B-3	$ 25,000,000
2007-1	B-4	$ 25,000,000

(f)	the weighted average interest rate for any series of variable rate Notes between November 1st and November 21st, indicating how such interest rate is calculated;

Series	Class	Weighted Average Interest Rate	Interest Calculation
2007-1	A-4	5.310%	28-Day Auction Rate
2007-1	A-5	5.429%	28-Day Auction Rate
2007-1	A-6	5.438%	28-Day Auction Rate
2007-1	A-7	5.521%	28-Day Auction Rate
2007-1	A-8	5.607%	28-Day Auction Rate
2007-1	A-9	5.621%	28-Day Auction Rate
2007-1	A-10	5.400%	28-Day Auction Rate
2007-1	A-11	5.400%	28-Day Auction Rate
2007-1	A-12	n/a	28-Day Auction Rate
2007-1	A-13	n/a	28-Day Auction Rate
2007-1	B-1	6.195%	28-Day Auction Rate
2007-1	B-2	6.243%	28-Day Auction Rate
2007-1	B-3	5.967%	28-Day Auction Rate
2007-1	B-4	6.500%	28-Day Auction Rate

Series	Class	Weighted Average Libor Rate	Spread	Weighted Average Rate	Interest Calculation
2007-1	A-1	5.08375%	0.01000%	5.09375%	Floating Rate Note
2007-1	A-2	5.08375%	0.06000%	5.14375%	Floating Rate Note
2007-1	A-3	5.08375%	0.10000%	5.18375%	Floating Rate Note
2007-1	A-14	4.87250%	0.09500%	4.96750%	Reset Rate Note

(g)	principal balances associated with an interest rate distribution applicable to pool assets as of September 30, 2007;

Interest Rate Distribution	Principal Balance	%
0.00% - 2.99%	9,389,617	0.70%
3.00% - 3.99%	73,475,764	5.44%
4.00% - 4.99%	234,339,895	17.36%
5.00% - 5.99%	191,761,748	14.20%
6.00% - 6.99%	573,412,699	42.47%
7.00% - 7.99%	162,043,237	12.00%
8.00% - 8.99%	105,623,236	7.82%
9.00% - 9.99%	0.00	0.00%
9.99%+	0.00	0.00%

(h)	the amount of the master servicing fees allocated for payment to the master servicer as part of monthly waterfall distribution;

Servicing fees  $460,236
Allocation date  10/25/07

(i)
the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Back-Up Servicer, all paid or reserved for as part of the monthly waterfall distribution as of October 25, 2007;

Fee	Amount	Payment Date
Administration	$115,059	10/25/07
Auction Agent	$2,384	10/25/07
Market Agent	$0
Calculation Agent	$0
Broker-Dealer	$71,531	10/25/07
Delaware Trustee	$0
Trustee	$12,270	10/25/07
Eligible Lender Trustee	$0
Back-Up Servicer	$0

(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the October 25, 2007 waterfall calculation;

Cash Availability	$28,971,723
Expense Totals	($1,348,650)
Interest Distribution Allocation	($10,967,426)
Scheduled Principal Distribution Allocation	($16,650,000)
Amounts Deposited to the Acquisition Fund	$0
Amount of excess cash flow or excess spread remaining in the Collection Fund	$5,647

Item	Amount

Total Disposition	$0

(k)	the amount of principal and interest received during September 2007 relating to Financed Student Loans;

Amount of principal and interest received  $21,554,643

(l)
the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of September 2007;

Amount of payment attributable to amounts in the Reserve Fund	$0
Amount of any other withdrawals from the Reserve Fund	$0
Ending Balance of Reserve Fund	$7,682,912

(m)
the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between November 01, 2007 and November 21, 2007 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund           $0

(n)	the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during September 2007;

Amounts paid to acquire Student Loans       $53,897

(o)	the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts remaining in the Acquisition Fund as of September 30, 2007  $1,705,391

Amounts in Acquisition fund transferred to the Debt Service Fund     $0

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during September 2007;

Amounts paid for Financed Student Loans purchased from the Trust $0

(q)
the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of September 2007, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

		Borrowers	Amount
(i)	0 to 30 days delinquent	101,309	1,235,366,496
(ii)	31 to 60 days delinquent	2,749	32,548,144
(iii)	61 to 90 days delinquent	1,964	25,621,327
(iv)	91 to 120 days delinquent	1,200	11,082,726
(v)	> 120 day delinquent	5,894	37,017,268
(vi)	& claims filed	1,498	8,410,234
	Total	114,614	1,350,046,196

(r)	the Value of the Trust Estate as of the close of business on the last day of September 2007 and the Outstanding principal amount of the Notes as of the close of business on November 21st;

Value of the Trust Estate              $ 1,482,706,061

Outstanding Principal amount of the Note            $ 1,496,475,000

(s)
the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of September 2007.

		Borrowers	Percentage
(i)	Outstanding rejected federal reimbursement claims	1	0%
(ii)	Financed Student Loans in forbearance	6,748	9.14%
(iii)	Financed Student Loans in deferment	7,779	9.68%

(t)	amount of pool assets at the beginning and ending of September 2007

Beginning Pool Assets  $1,362,981,838

Ending Pool Assets                     $1,350,046,196

(u)	the weighted average interest rate of the pool assets as of September 30, 2007

Weighted Average Interest Rate  6.099%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of September 30, 2007

Weighted Average Maturity                      204

(w)	prepayment amounts received during the month of September 2007

Prepayments                $10,019,658.32